FAIR VALUE MEASUREMENTS - Forward Purchase Agreement, Assumptions (Details)		1 Months Ended	3 Months Ended	9 Months Ended	12 Months Ended
	Apr. 02, 2025 USD ($) shares	Apr. 30, 2025 USD ($)	Jun. 30, 2025 USD ($)	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($) $ / shares shares Y Options	Dec. 16, 2024 $ / shares Y shares	Aug. 02, 2024 Y $ / shares	Jul. 12, 2024 Y $ / shares
Fair value disclosure
Unrealized gain (loss) on derivatives assets forward purchase agreement, net | $					$ 8,254,390
Gain on forward purchase agreement modification | $				$ 1,547,375	$ 1,572,236
Meteora
Fair value disclosure
Shares deemed free and clear of all obligations | shares	1,618,948
Forward purchase agreement | Meteora
Fair value disclosure
Number of recycled shares | shares	0
FPA Termination Agreement | Meteora
Fair value disclosure
Proceeds from termination of contract | $	$ 500,000	$ 500,000	$ 500,000
Shares deemed free and clear of all obligations | shares	1,618,948
Number of recycled shares | shares	0
Deemed amount of prepayment shortfall | $	$ 0
Forward purchase agreement
Fair value disclosure
Number of settlement options | Options					2
Threshold trading price for maturity settlement					$ 2
Probability of maturity settlement scenario | FPA Termination Agreement
Fair value disclosure
Measurement input					0.15	0.15
Probability of maturity settlement scenario | 2024 FPA
Fair value disclosure
Measurement input						0.15
Probability of maturity settlement scenario | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.15	0.15
Probability of maturity settlement scenario | Forward purchase agreement
Fair value disclosure
Measurement input						0.15
Probability of prepayment shortfall settlement scenario | FPA Termination Agreement
Fair value disclosure
Measurement input					0.85	0.85
Probability of prepayment shortfall settlement scenario | 2024 FPA
Fair value disclosure
Measurement input						0.85
Probability of prepayment shortfall settlement scenario | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.85	0.85
Probability of prepayment shortfall settlement scenario | Forward purchase agreement
Fair value disclosure
Measurement input						0.85
Recycled Shares held by Meteora | FPA Termination Agreement
Fair value disclosure
Measurement input					1,703,890	1,703,890
Recycled Shares held by Meteora | 2024 FPA
Fair value disclosure
Measurement input						2,203,890
Recycled Shares held by Meteora | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input | shares					1,703,890	1,703,890
Recycled Shares held by Meteora | Forward purchase agreement
Fair value disclosure
Measurement input | shares						2,203,890
Price per share of Company's common stock
Fair value disclosure
Measurement input							0.78	3.54
Price per share of Company's common stock | FPA Termination Agreement
Fair value disclosure
Measurement input					1.21	0.77
Price per share of Company's common stock | 2024 FPA
Fair value disclosure
Measurement input						0.77
Price per share of Company's common stock | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					1.21	0.77
Price per share of Company's common stock | Forward purchase agreement
Fair value disclosure
Measurement input						0.77
Remaining term | FPA Termination Agreement
Fair value disclosure
Measurement input | Y					2.53	2.57
Remaining term | 2024 FPA
Fair value disclosure
Measurement input | Y						2.57
Remaining term | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input | Y					2.53	2.57
Remaining term | Forward purchase agreement
Fair value disclosure
Measurement input | Y						2.57
Risk-free interest rate
Fair value disclosure
Measurement input							0.037	0.042
Risk-free interest rate | FPA Termination Agreement
Fair value disclosure
Measurement input					0.043	0.042
Risk-free interest rate | 2024 FPA
Fair value disclosure
Measurement input						0.042
Risk-free interest rate | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.043	0.042
Risk-free interest rate | Forward purchase agreement
Fair value disclosure
Measurement input						0.042
Drift term | FPA Termination Agreement
Fair value disclosure
Measurement input					0.042	0.041
Drift term | 2024 FPA
Fair value disclosure
Measurement input						0.041
Drift term | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.042	0.041
Drift term | Forward purchase agreement
Fair value disclosure
Measurement input						0.041
Volatility
Fair value disclosure
Measurement input							0.80	0.46
Volatility | FPA Termination Agreement
Fair value disclosure
Measurement input					0.85	0.81
Volatility | 2024 FPA
Fair value disclosure
Measurement input						0.81
Volatility | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.85	0.81
Volatility | Forward purchase agreement
Fair value disclosure
Measurement input						0.81
Forecasted price per share of Company's common stock at maturity | FPA Termination Agreement
Fair value disclosure
Measurement input					2.3	0.37
Forecasted price per share of Company's common stock at maturity | 2024 FPA
Fair value disclosure
Measurement input						0.37
Forecasted price per share of Company's common stock at maturity | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					2.3	0.37
Forecasted price per share of Company's common stock at maturity | Forward purchase agreement
Fair value disclosure
Measurement input						0.37
Expected margin from Meteora's sale of Recycled Shares | FPA Termination Agreement
Fair value disclosure
Measurement input					0.769	0.769
Expected margin from Meteora's sale of Recycled Shares | 2024 FPA
Fair value disclosure
Measurement input						0.833
Expected margin from Meteora's sale of Recycled Shares | Amended 2024 forward purchase agreement
Fair value disclosure
Measurement input					0.769	0.769
Expected margin from Meteora's sale of Recycled Shares | Forward purchase agreement
Fair value disclosure
Measurement input						0.833
Expected term (in years)
Fair value disclosure
Measurement input | Y							2.94	3
Exercise price
Fair value disclosure
Measurement input							13.36	13.36
Dividend rate
Fair value disclosure
Measurement input							0	0
Probability of completing the Business Combination
Fair value disclosure
Measurement input								1